Income taxes - Deferred income tax (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,886	$ 782
Deferred tax liabilities	(2,578)	(1,489)
Net deferred tax liabilities	(692)	(707)
Non-capital loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	654	0
Unrealized foreign exchange losses (gains)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	65
Deferred tax liabilities	(26)	0
Non-deductible reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	319	361
Property, plant and equipment and other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	303	109
Deferred tax liabilities	(559)	(288)
Pension
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	52	0
Financing charges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	372	247
Contract asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,133)	(710)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(394)	(424)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	186	0
Deferred tax liabilities	$ (466)	$ (67)